Trade and other receivables (Details 2) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
% of representation	100.00%	100.00%
Additions / (reversals) for doubtful accounts	$ (194,000,000)	$ (703,000,000)
Leases And Services [Member]
Statement [Line Items]
% of representation	95.58%	9.22%
Additions / (reversals) for doubtful accounts	$ (194,000,000)	$ (128,000,000)
Consumer Financing [Member]
Statement [Line Items]
% of representation	0.35%	0.04%
Additions / (reversals) for doubtful accounts	$ 0	$ 14,000,000
Sale Of Properties And Developments [Member]
Statement [Line Items]
% of representation	4.07%	2.37%
Additions / (reversals) for doubtful accounts	$ 0	$ 0
Sale Of Communication Equipment [Member]
Statement [Line Items]
% of representation		36.78%
Additions / (reversals) for doubtful accounts		$ 0
Telecommunication Services [Member]
Statement [Line Items]
% of representation		43.45%
Additions / (reversals) for doubtful accounts		$ (589,000,000)
Agricultural products [Member]
Statement [Line Items]
% of representation		8.14%
Additions / (reversals) for doubtful accounts		$ 0
Non-Past Due [Member]
Statement [Line Items]
Leases and services	0	0
Consumer financing	0	0
Sale of properties and developments	0	0
Sale of communication equipment		20,538,000,000
Agricultural products		1,741,000,000
Telecommunication services		18,385,000,000
Total other receivables	2,500,000,000	45,214,000,000
Impaired [Member]
Statement [Line Items]
Leases and services	835,000,000	1,044,000,000
Consumer financing	16,000,000	24,000,000
Sale of properties and developments		2,000,000
Sale of communication equipment		703,000,000
Agricultural products		30,000,000
Telecommunication services		3,807,000,000
Total other receivables	851,000,000	5,610,000,000
Past Due, Total [Member]
Statement [Line Items]
Leases and services	4,390,000,000	5,325,000,000
Consumer financing	16,000,000	24,000,000
Sale of properties and developments	187,000,000	1,370,000,000
Sale of communication equipment		21,241,000,000
Agricultural products		4,703,000,000
Telecommunication services		25,093,000,000
Total other receivables	4,593,000,000	57,756,000,000
Up to 3 Months [Member]
Statement [Line Items]
Leases and services	338,000,000	584,000,000
Consumer financing	0	0
Sale of properties and developments	0	284,000,000
Sale of communication equipment		0
Agricultural products		2,352,000,000
Telecommunication services		2,230,000,000
Total other receivables	338,000,000	5,450,000,000
3 To 6 Months [Member]
Statement [Line Items]
Leases and services	247,000,000	84,000,000
Consumer financing	0	0
Sale of properties and developments	0	8,000,000
Sale of communication equipment		0
Agricultural products		397,000,000
Telecommunication services		0
Total other receivables	247,000,000	489,000,000
Over 6 Months [Member]
Statement [Line Items]
Leases and services	657,000,000	131,000,000
Sale of properties and developments		8,000,000
Agricultural products		183,000,000
Telecommunication services		671,000,000
Total other receivables	$ 657,000,000	$ 993,000,000